STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2021 Vote $ / shares shares	Jun. 30, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	1,000	1,000		1,000
Common stock, shares issued	957	957		957
Common stock, shares outstanding	900	900		900
ADARA ACQUISITION CORP | Class A common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
ADARA ACQUISITION CORP | Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Temporary equity common shares issued	11,500,000		11,500,000
Temporary equity, shares outstanding	11,500,000		11,500,000
ADARA ACQUISITION CORP | Class B common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
Common stock, shares issued	2,875,000		2,875,000
Common stock, shares outstanding	2,875,000		2,875,000
Ratio to be applied to the stock in the conversion	20